Organization and Principal Activities	6 Months Ended
Jun. 30, 2021
Organization And Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying condensed consolidated financial statements include the financial statements of Zhongchao Inc. (“Zhongchao Cayman”, or the “Company”), its subsidiaries and variable interest entity (together with or without its subsidiary, “VIE”) and VIE’s subsidiaries for which the Company or its subsidiaries are the primary beneficiaries. The Company provides customized medical courses and customized medical training services to medical associations, pharmaceutical enterprises, medical institutions, medical journals, medical foundations, hospitals and etc. in the PRC.

In May 2021, VIE launched the patient management service focusing on the professional field of tumor and rare disease operated through its subsidiary Shanghai Zhongxin Medical Technology Co., Ltd. ("Zhongxin"). In July 2021, VIE established a new subsidiary Ningxia Zhongxin Internet Hospital Co., Ltd. ("Zhongxin Ningxia") under Zhongxin.  Zhongxin Ningxia will build an internet hospital focusing on inpatient management services.